Financial risk management (Details 4) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Risk Management
Loans and financings		$ 1,669,259	$ 1,699,315	$ 2,024,314
Derivative financial instruments		2,575	6,531	(5,106)
Lease liabilities		5,021	19,639	25,689
Cash and cash equivalents		(497,826)	(743,817)	(1,086,163)
Financial investments		(18,062)	(19,202)	(35,044)
Net debt	[1]	1,160,967	962,466	923,690
Net income (loss) for the period		76,394	156,087	(652,506)
Depreciation and amortization		290,937	258,711	243,925
Share in the results of associates		(1,885)
Net financial results		133,727	136,902	278,175
Income tax expense (benefit)		150,983	153,204	(24,152)
Miscellaneous adjustments		110,168	38,931	573,475
Adjusted EBITDA	[2]	$ 760,324	$ 743,835	$ 418,917
Leverage ratio (Net debt/Adjusted EBITDA)		1.53	1.29	2.20

[1]	Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.
[2]	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.